RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

Trade receivables/payables and accrued receivables/payables:

As at September 30, 2023, the Company had $nil (2022 - $161,727) receivable from related parties outstanding that were included in accounts receivable and $40,095 (2022 - $nil) payable to related parties that was included in accounts payable. The balances outstanding are unsecured, non-interest bearing and due on demand.

Key management compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three and nine months ended September 30, 2023 and 2022 included:

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
Director fees	$148,914	$153,667	$452,154	$368,891
Salaries	300,836	318,237	842,436	717,794
Share-based payments	375,619	994,631	906,498	1,631,291
	$825,369	$1,466,535	$2,201,088	$2,717,976

Other related party transactions

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
Management fees paid to a company controlled by CEO and director	$106,250	$105,000	$486,250	$441,486
Management fees paid to a company that the CEO holds an economic interest in	128,330	88,105	355,111	258,438
Management fees paid to a company controlled by the former President and director	66,220	56,071	211,372	344,789
	$300,800	$249,176	$1,052,733	$1,044,713

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2023

Expressed in Canadian Dollars (unaudited)